BUSINESS COMBINATIONS - FAIR VALUE RBRASIL (Details) - USD ($) $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	Jun. 09, 2017	Sep. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities [abstract]
Goodwill on acquisition			$ 153,144	$ 146,015	$ 124,007
Analysis of the cash flow of the acquisition
Outflow cash, net			$ 14,512	$ 8,638	$ 0
R Brasil Solucoes S.A. [member]
Assets [abstract]
Cash and cash equivalents		$ 315
Accounts receivable		2,273
Escrow account		2,884
Deferred taxes assets		2,079
Other credits		679
Property, plant and equipment		491
Identifiable intangible assets recognised as of acquisition date		2,628
Liabilities [abstract]
Other obligations		(2,932)
Provisions for legal proceedings and contingent liabilities		(13,105)
Total net liabilities assumed at fair value		(4,688)
Non- interest		928
Goodwill on acquisition		15,214
Total of the consideration		11,454
Purchase price consideration
Contingent consideration		2,501
Analysis of the cash flow of the acquisition
Consideration paid (received)		8,953
Net cash acquired		(315)
Outflow cash, net		$ 8,638
Nova Interfile Holding [Member]
Assets [abstract]
Cash and cash equivalents	$ 1,572
Accounts receivable	5,463
Deferred taxes assets	2,366
Other credits	2,486
Property, plant and equipment	2,628
Identifiable intangible assets recognised as of acquisition date	16,456
Liabilities [abstract]
Other obligations	(6,203)
Provisions for legal proceedings and contingent liabilities	(4,881)
Total net liabilities assumed at fair value	15,672
Non- interest	(7,836)
Goodwill on acquisition	8,400
Total of the consideration	16,236
Analysis of the cash flow of the acquisition
Consideration paid (received)	16,236
Net cash acquired	(1,572)
Outflow cash, net	$ 14,664